Loss Per Share (Details) - shares		12 Months Ended
	Aug. 14, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Per Share [Line Items]
Dilutive shares
Class A Ordinary Shares [Member]
Loss Per Share [Line Items]
Issuable ordinary shares	16,876